Borrowings - Summary of Borrowings (Parenthetical) (Detail) € in Millions			12 Months Ended
	Nov. 09, 2017 EUR (€)	Feb. 16, 2017 EUR (€)	Dec. 31, 2017	Nov. 09, 2017 USD ($)	Jun. 21, 2017 USD ($)	Apr. 21, 2017 EUR (€)	Feb. 16, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Principle amount							$ 650,000,000
Nominal rate		6.625%
Deferred arrangement fees | €	€ 15	€ 14
Pan US ABL facility (due 2022) [member]
Disclosure of detailed information about borrowings [line items]
Credit facility					$ 300,000,000
Credit facility committed accordion					$ 200,000,000
French entities [member]
Disclosure of detailed information about borrowings [line items]
Secured revolving credit facility | €						€ 100
Constellium N.V. USD Senior Unsecured Notes (Issued November 2017, due 2026) [member]
Disclosure of detailed information about borrowings [line items]
Principle amount				$ 500,000,000
Nominal rate	5.875%		5.88%
Constellium N.V. EURO Senior Unsecured Notes (Issued November 2017, due 2026) [member]
Disclosure of detailed information about borrowings [line items]
Principle amount | €	€ 400
Nominal rate	4.25%		4.25%